SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Investment

In January 2022, the Group acquired 10% of the equity interest of a privately-held company focusing on AI solutions, for a total cash consideration of approximately 26 million in RMB (4 million in U.S. dollars).